Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
(20)	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company and LDK SCT are not subject to any income tax or capital gains. In addition, there is no withholding tax on payments of dividends by Cayman Islands companies.

People’s Republic of China

The Company’s PRC subsidiaries file separate income tax returns. Effective from January 1, 2008, pursuant to the Corporate Income Tax Law (the “CIT Law”) which was passed by the National People’s Congress of the PRC on March 16, 2007, the PRC’s statutory income tax rate is 25%. The Company’s PRC subsidiaries are subject to income tax at 25% unless otherwise specified.

In December 2009, JXLDK was recognized by the Chinese government as a “High and New Technology Enterprise” (“HNTE”) under the new CIT Law and is entitled to the preferential income tax rate of 15% from 2009 to 2011. In November 2012, JXLDK renewed its HNTE status and is therefore entitled to the preferential income tax rate of 15% from 2012 to 2014.

In September 2011, Jiangxi PV Silicon Technology Co., Ltd. (“LDKPV”) was recognized by the Chinese government as an HNTE and is entitled to the preferential income tax rate of 15% from 2011 to 2013. Based on a self evaluation of LDKPV’s HNTE qualification, management determined that LDKPV is not qualified as a HNTE in both 2012 and 2013. Therefore, LDKPV was subject to income tax rate at 25% for 2012 and 2013.

HK SAR

The Company’s Hong Kong incorporated subsidiaries are subject to Hong Kong Profits Tax at 16.5% on income arising in or derived from Hong Kong. No provision for Hong Kong Profits tax was made as they sustained tax losses for each of the years ended December 31, 2011, 2012 and 2013, where applicable. The payments of dividends by Hong Kong tax residents are not subject to Hong Kong withholding tax.

United States

LDK USA and SPI are subject to US federal statutory tax rate of 34% and are also subject to the state of California income tax rate of 8.84%. The state income tax paid is deductible for US federal income tax purposes.

European Countries

LDK Solar Europe Holding S.A. (“LDK Europe”) is incorporated in Luxemburg and is subject to a 28.59% corporate tax rate.

All of the Company’s subsidiaries incorporated in Italy are subject to corporate income tax at 31.4%.

LDK Trading Service Germany Limited (“LDK Germany Trading”), LDK German Holding Gmbh (“LDK Germany Holding”) and Sunways are incorporated in Germany and are subject to 15% corporate income tax, plus a solidarity surcharge of 5.5% on corporate income tax and a trade tax rate based on the location of the company. LDK Germany Trading and LDK German Holding are subject to an effective income tax rate of 32.98%. Sunways is subject to an effective income tax rate of 29.80%.

LDK Solar Spain S.L. is incorporated in Spain and is subject to a 30% corporate tax rate.

LDK Solar Tech, Europe, GmbH is incorporated in Switzerland and is subject to a 21.17% corporate tax rate.

The income tax expense (benefit) attributable to loss from operations, which is substantially derived from PRC sources, consists of:

	Current	Deferred	Total
Year ended December 31, 2013
PRC	4,765	22,623	27,388
U.S. Federal	648	—	648
U.S. State and Local	111	—	111
Other jurisdictions	228	694	922

	5,752	23,317	29,069

Year ended December 31, 2012
PRC	1,183	6,845	8,028
U.S. Federal	146	0	146
U.S. State and Local	25	0	25
Other jurisdictions	612	33	645

	1,966	6,878	8,844

Year ended December 31, 2011
PRC	34,436	(26,476)	7,960
U.S. Federal	279	0	279
U.S. State and Local	48	0	48
Other jurisdictions	954	(5,100)	(4,146)

	35,717	(31,576)	4,141

Loss before income taxes of the Group consist of the following:

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
PRC operations	(540,245)	(776,361)	(1,423,575)
U.S. operations	(1,318)	(23,904)	(33,878)
Other foreign operations	(63,250)	(242,950)	(150,689)

Total	(604,813)	(1,043,215)	(1,608,142)

The actual income tax expense differed from the amounts computed by applying the PRC statutory income tax rate of 25% to loss before income taxes as a result of the following:

	Year ended December 31, 2011		Year ended December 31, 2012		Year ended December 31, 2013
Loss before income taxes	(604,813)		(1,043,215)		(1,608,142)

Computed income tax benefit	(151,203)	25%	(260,804)	25%	(402,035)	25%
Effect of tax rate differential for entities in non-PRC jurisdictions	30,156	(5%)	517	(0%)	32,948	(2%)
Change in tax rate	1,687	0%	(3,355)	0%	0	0%
Non-deductible expenses
Share-based compensation	2,482	(1%)	2,278	(0%)	1,953	(0%)
Others	47	(0%)	1,888	(0%)	5,404	(0%)
50% additional deduction of R&D expense	(5,297)	1%	(1,048)	0%	(488)	0%
Change in valuation allowance	174,269	(29%)	261,879	(25%)	391,287	(24%)
Tax effect on transfer of equity interests within the Group	(44,332)	7%	0	0%	0	0%
Taxable investment income	0	0%	4,510	(0%)	0	0%
Withholding tax on undistributed earnings of PRC subsidiaries	(3,788)	1%	0	0%	0	0%
Others	120	0%	2,979	(0%)	0	0%

Actual income tax expense	4,141	(1%)	8,844	(1%)	29,069	(2%)

The Group did not enjoy any tax holiday for the years ended December 31, 2011, 2012 and 2013.

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	December 31, 2012	December 31, 2013
Deferred income tax assets:
Inventories write-down	27,448	16,235
Impairment loss on property, plant and equipment	20,649	204,104
Impairment loss on investment in associates	—	4,671
Provision for accounts receivable, prepayments to suppliers and other assets	34,551	67,649
Provision for loss on firm purchase commitment	7,047	0
Accruals	8,657	12,757
Capital lease obligation	1,417	1,096
Deferred revenue	23,456	28,148
Net operating loss carry forwards	345,174	534,294
Government subsidy	10,487	10,811
Derivative financial instruments	1,867	1,255
Write-down on assets held for sale	18,545	0

Total gross deferred income tax assets	499,298	881,020
Less: valuation allowance	(459,503)	(865,010)

Deferred income tax assets , net of valuation allowance	39,795	16,010

Deferred income tax liabilities:
– Interest capitalized in relation to plant and equipment	(9,421)	(9,166)
– Property, plant and equipment	(1,886)	(1,736)
– Change in fair value of available-for-sale investment	(1,078)	(1,225)
– Investment in an associate	(852)	(310)

Total gross deferred income tax liabilities	(13,237)	(12,437)

Net deferred income tax asset	26,558	3,573

Classification on consolidated balance sheets:
Deferred income tax assets:
– Current	8,667	215
– Non-current	20,529	4,059
Deferred income tax liability:
– Current	0	(486)
– Non-current	(2,638)	(215)

The following table presents the movement of the valuation allowance for deferred tax assets:

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Beginning balance	5,872	196,994	459,503
Addition during the year	174,269	261,879	391,287
Acquisition of a subsidiary	13,405	0	0
Disposal of a subsidiary	0	0	(3,506)
Foreign currency translation adjustment	3,448	630	17,726
Ending balance	196,994	459,503	865,010

In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. As of December 31, 2013, the valuation allowance of US$865,010 was related to the deferred income tax assets of certain continuous loss making subsidiaries. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liability, projected future taxable income and tax planning strategies in making this assessment.

Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible or can be utilized, and taking into account the availability of the tax planning strategies, management believes it is more likely than not that the Group will realize the benefits of these deductible differences, net of the valuation allowance, as of December 31, 2012 and 2013. To fully utilize the net deferred income tax asset, future taxable income of approximately US$14,288 will need to be generated by certain subsidiaries. The amount of the deferred income tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income of certain subsidiaries are reduced.

As of December 31, 2013, the Group has tax loss carry forwards of approximately US$2,270,598 relating to certain PRC and overseas subsidiaries. Tax losses of the PRC subsidiaries amounted to US$1,827,806 as of December 31, 2013, of which US$ 344, US$4,756 , US$457,218, US$639,110 and US$726,378 will expire by the end of 2014, 2015, 2016, 2017 and 2018 respectively if unutilized. Tax losses of HK subsidiaries of US$205,206 as of December 31, 2013 can be utilized indefinitely.

The CIT Law and its relevant regulation impose a 10% withholding income tax for dividends distributed by the PRC subsidiaries to the Company for distribution of earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. As the PRC subsidiaries suffered accumulated loss as of December 31, 2013, the Company did not have any undistributed earnings.

As of January 1, 2011 and for each of the three years ended December 31, 2011, 2012 and 2013, the Group has no unrecognized tax benefits relating to uncertain tax positions. Also, management does not expect that the amount of unrecognized tax benefits will increase significantly within the next 12 months.

The Group’s subsidiaries file their income tax returns in the PRC, Hong Kong, United States and European Union. According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation extends to five years under special circumstances, where the underpayment of taxes is more than RMB 100 thousand (US$ 15). In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Group’s operating subsidiaries in the PRC for the years ended December 31, 2005 through 2013 are open to examination by the PRC state and local tax authorities. The income tax returns of LDK International are open to audit for the years ended December 31, 2008 through 2013 under the statute of limitation established by the Hong Kong Inland Revenue Ordinance.

The PRC tax system is subject to substantial uncertainties. There can be no assurance that changes in PRC tax laws or their interpretation or their application will not subject the Group’s PRC entities to substantial PRC taxes in the future.